Consolidated Statements of Operations and Comprehensive Income (Loss) (FY) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]			Successor
Revenue	$ 456	$ 764		$ 1,117
Operating Expenses
Cost of sales	3,752	777		0
General and administrative	29,652	26,608		17,589
Sales and marketing	2,009	4,178		3,205
Goodwill impairment	0	0
Research and development	5,340	5,978		4,001
Total Operating Expenses	40,753	37,541		24,795
Loss from Operations	(40,297)	(36,777)		(23,678)
Non-operating (Expense) and Income
Interest expense, net	(1,132)	(1,300)		(1,224)
Change in fair value of financial liabilities	(20,946)	(478)		766
Equity method investment (loss) income	(902)	893		(632)
Loss on conversion of promissory notes	0	(1,119)		0
Write-off of loan commitment fee asset	(10,041)	0		0
Miscellaneous other expense	(57)	(64)		0
Total Non-operating (Expense) Income	(33,078)	9,011		(7,306)
Loss before income taxes	(73,375)	(27,766)		(30,984)
Income tax expense (benefit)	(3,282)	432		0
Net Loss	(70,093)	(28,198)		(30,984)
Non-redeemable non-controlling interest	(8,339)	(11,762)		(139)
Net Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	$ (61,754)	(16,436)		(30,845)
Basic loss per unit (in usd per share)	$ (1.41)
Diluted loss per share (in usd per share)	$ (1.41)
Basic weighted average common shares (in shares)	43,951,279
Diluted weighted average common shares (in shares)	43,951,279
Other comprehensive income, net of taxes:
Unrealized gain on available-for-sale debt securities - related party	$ 909	62		0
Total other comprehensive income (loss), net of taxes	909	62		0
Total comprehensive loss, net of taxes	(69,184)	(28,136)		(30,984)
Non-redeemable non-controlling interest	(8,339)	(11,762)		(139)
Net Comprehensive Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	(60,845)	(16,374)		(30,845)
Nonrelated party
Non-operating (Expense) and Income
Net gain (loss) from investments	0	11,547		(6,448)
Related party
Non-operating (Expense) and Income
Net gain (loss) from investments	$ 0	$ (468)		$ 232